1 (212) 318-6609

kevinbrown@paulhastings.com

September 17, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli ETFs Trust (the “Trust”)
File Nos. 333-238109 and 811-23568

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Gabelli Financial Services Opportunities ETF, a series of the above-referenced Trust, do not differ from those contained in Post-Effective Amendment No. 12 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on September 13, 2024 (Accession No. 0001999371-24-011869).

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Kevin Brown
Kevin Brown, Esq.
Paul Hastings LLP

cc:	J. Ball – Gabelli Funds, LLC
P. Goldstein – Gabelli Funds, LLC
T. Peeney – Paul Hastings LLP